WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Summary of the Activity Related to Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Warranties Disclosures [Abstract]
Standard product warranty term, minimum	1 year
Standard product warranty term, maximum	2 years
Limited warranty services term, minimum	2 years
Activity related to warranty obligations
Balance at the beginning of the period	$ 217	$ 617	$ 1,329
Accruals for warranties issued during the period (benefit from expirations), net	(19)	(250)	(473)
Settlements made during the period	(21)	(150)	(239)
Balance at the end of the period	$ 177	$ 217	$ 617